Bank Borrowings - Schedule of Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount	$ 4,160,241		$ 5,178,003
Less: non-current portion	2,986,935		3,225,899
Bank borrowings, current	$ 1,173,306		1,952,104
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Outstanding principal amount			1,761,048
Shanghai Commercial Bank (“SCB”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Revolving trade financing
Tenor	Maximum 120 days
Amount of banking facility	$ 4,496,807	$ 35,000,000
Outstanding principal amount	$ 960,135
SCB [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Installment loan
Tenor	Fully repayable by March 27, 2037 in monthly installments.
Amount of banking facility	$ 4,309,886	33,545,132
Outstanding principal amount	$ 3,200,106		3,416,955
DBS Bank (Hong Kong) Limited (“DBS”) [Member]
Schedule of Bank Borrowings [Line Items]
Nature of banking facility	Account payable financing
Amount of banking facility	$ 1,349,042	10,500,000
Outstanding principal amount
Tenor	Maximum 120 days
DBS Bank (Hong Kong) Limited (“DBS”)
Schedule of Bank Borrowings [Line Items]
Amount of banking facility	$ 578,161	$ 4,500,000